UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04873

The Gabelli Growth Fund

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

The Gabelli Growth Fund

Class AAA - GABGX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class AAA	$159	1.35%

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class AAA	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000
12/15	10,511	10,138	10,567
12/16	10,808	11,351	11,315
12/17	13,996	13,828	14,733
12/18	14,252	13,223	14,511
12/19	19,123	17,386	19,792
12/20	26,604	20,586	27,409
12/21	32,585	26,496	34,974
12/22	19,864	21,697	24,783
12/23	28,880	27,402	35,360
12/24	39,132	34,257	47,156

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class AAA	35.50%	15.39%	14.62%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Fund Statistics

  Total Net Assets$1,186,150,243
  Number of Portfolio Holdings38
  Portfolio Turnover Rate24%
  Management Fees$10,826,654

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.0%
Consumer Discretionary	17.3%
Technology - Semiconductors	13.7%
Technology - Computer Services	13.4%
Health Care	9.8%
Financials	9.0%
Technology - Hardware and Equipment	7.8%
Industrials	6.4%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Growth Fund

Annual Shareholder Report - December 31, 2024

Class AAA - GABGX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GABGX-24-ATSR

The Gabelli Growth Fund

Class C - GGCCX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class C	$246	2.10%

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class C	The Gabelli Growth Fund - Class C (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	10,433	10,333	10,138	10,567
12/16	10,647	10,441	11,351	11,315
12/17	13,684	13,316	13,828	14,733
12/18	13,832	14,381	13,223	14,511
12/19	18,422	19,009	17,386	19,792
12/20	25,439	26,060	20,586	27,409
12/21	30,921	31,415	26,496	34,974
12/22	18,707	18,818	21,697	24,783
12/23	26,994	26,966	27,402	35,360
12/24	36,304	35,996	34,257	47,156

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class C	34.49%	14.53%	13.76%
The Gabelli Growth Fund - Class C (includes sales charge)	33.49%	14.53%	13.76%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Fund Statistics

  Total Net Assets$1,186,150,243
  Number of Portfolio Holdings38
  Portfolio Turnover Rate24%
  Management Fees$10,826,654

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.0%
Consumer Discretionary	17.3%
Technology - Semiconductors	13.7%
Technology - Computer Services	13.4%
Health Care	9.8%
Financials	9.0%
Technology - Hardware and Equipment	7.8%
Industrials	6.4%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Growth Fund

Annual Shareholder Report - December 31, 2024

Class C - GGCCX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCCX-24-ATSR

The Gabelli Growth Fund

Class I - GGCIX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class I	$130	1.10%

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class I	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000
12/15	10,539	10,138	10,567
12/16	10,861	11,351	11,315
12/17	14,101	13,828	14,733
12/18	14,396	13,223	14,511
12/19	19,364	17,386	19,792
12/20	27,009	20,586	27,409
12/21	33,159	26,496	34,974
12/22	20,257	21,697	24,783
12/23	29,529	27,402	35,360
12/24	40,112	34,257	47,156

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class I	35.84%	15.68%	14.90%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Fund Statistics

  Total Net Assets$1,186,150,243
  Number of Portfolio Holdings38
  Portfolio Turnover Rate24%
  Management Fees$10,826,654

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.0%
Consumer Discretionary	17.3%
Technology - Semiconductors	13.7%
Technology - Computer Services	13.4%
Health Care	9.8%
Financials	9.0%
Technology - Hardware and Equipment	7.8%
Industrials	6.4%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Growth Fund

Annual Shareholder Report - December 31, 2024

Class I - GGCIX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCIX-24-ATSR

The Gabelli Growth Fund

Class A - GGCAX

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about The Gabelli Growth Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. The Gabelli Growth Fund is a diversified Fund whose investment objective is to seek capital appreciation. The Portfolio Manager looks for companies poised for durable market share gains in secular growth industries and whose prospective earnings power appears undervalued. The Fund invests primarily in large-capitalization equity securities.  You may find additional information about the Fund at www.gabelli.com/funds/open_ends. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10k Investment	Costs Paid as a % of a $10k Investment
The Gabelli Growth Fund - Class A	$159	1.35%

How did the Fund perform?

In 2024, the Gabelli Growth Fund outperformed its broad-based benchmark, the S&P 500 and its comparative benchmark, the Russell 1000 Growth Index.  Economic data generally came in stronger than anticipated during the year, and the Federal Reserve saw enough progress in inflation to support 100bps of policy rate cuts starting in September. Separately, the artificial intelligence space continued to mature this year, and early winners have emerged in the semiconductor and data center infrastructure sectors. Against this backdrop, many of our large technology holdings performed well.

How has the Fund performed over the past 10 years?

The performance chart of the fund class presented reflects a hypothetical $10,000 investment, assuming the maximum sales charge, compared to a broad-based securities market index and more narrowly based indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Total Return Based on a $10,000 Investment

	The Gabelli Growth Fund - Class A	The Gabelli Growth Fund - Class A (includes sales charge)	S&P 500 Index	Russell 1000 Growth Index
12/14	10,000	10,000	10,000	10,000
12/15	10,513	9,909	10,138	10,567
12/16	10,808	9,601	11,351	11,315
12/17	13,998	11,719	13,828	14,733
12/18	14,254	11,248	13,223	14,511
12/19	19,123	14,223	17,386	19,792
12/20	26,603	18,647	20,586	27,409
12/21	32,580	21,525	26,496	34,974
12/22	19,858	12,366	21,697	24,783
12/23	28,875	16,947	27,402	35,360
12/24	39,125	21,644	34,257	47,156

Average Annual Total Returns

	1 Year	5 Year	10 Year
The Gabelli Growth Fund - Class A	35.50%	15.40%	14.62%
The Gabelli Growth Fund - Class A (includes sales charge)	27.71%	14.04%	13.94%
S&P 500 Index	25.02%	14.53%	13.10%
Russell 1000 Growth Index	33.36%	18.96%	16.78%

Fund Statistics

  Total Net Assets$1,186,150,243
  Number of Portfolio Holdings38
  Portfolio Turnover Rate24%
  Management Fees$10,826,654

Past performance does not guarantee future results. Call 800-GABELLI (800-422-3554) or visit www.gabelli.com/funds/open_ends for current month-end performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Microsoft Corp.	11.9%
NVIDIA Corp.	11.7%
Alphabet Inc.	8.6%
Amazon.com Inc.	8.4%
Apple Inc.	6.1%
Meta Platforms Inc.	4.8%
Netflix Inc.	4.8%
Eli Lilly & Co.	3.9%
ServiceNow Inc.	2.8%
Visa Inc.	2.7%

Portfolio Weighting (% of net assets)

Common Stocks	99.9%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Industry Weighting	.
Technology - Software	21.0%
Consumer Discretionary	17.3%
Technology - Semiconductors	13.7%
Technology - Computer Services	13.4%
Health Care	9.8%
Financials	9.0%
Technology - Hardware and Equipment	7.8%
Industrials	6.4%
Other Industry sectors	1.7%
Other Assets and Liabilities (Net)	(0.1)%

The Gabelli Growth Fund

Annual Shareholder Report - December 31, 2024

Class A - GGCAX

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit www.gabelli.com/funds/open_ends.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

GGCAX-24-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that James P. Conn is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $43,159 for 2023 and $44,022 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2023 and $0 for 2024.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,640 for 2023 and $4,735 for 2024.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2023 and $0 for 2024.

(e)(1)	Audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2023 and $0 for 2024.

(h)	The audit committee of the registrant’s board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

The Gabelli Growth Fund

Annual Report — December 31, 2024

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager	John Belton, CFA Portfolio Manager

To Our Stockholders,

For the year ended December 31, 2024, the net asset value (NAV) total return per Class I Share of The Gabelli Growth Fund was 35.8%, compared with a total return of 25.0% for the Standard & Poor’s (S&P) 500 Index and a total return of 33.4% for the Russell 1000 Growth Index.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2024.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2024:

The Gabelli Growth Fund

Technology - Software	21.0%
Consumer Discretionary	17.3%
Technology - Semiconductors	13.7%
Technology - Computer Services	13.4%
Health Care	9.8%
Financials	9.0%
Technology - Hardware and Equipment	7.8%
Industrials	6.4%
Energy	1.5%
U.S. Government Obligations	0.2%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Growth Fund

Schedule of Investments — December 31, 2024

Shares		Cost	Market Value
	COMMON STOCKS — 99.9%
	TECHNOLOGY - SOFTWARE — 21.0%
18,700	Adobe Inc.†	$1,243,329	$8,315,516
31,200	Cadence Design Systems Inc.†	7,361,453	9,374,352
57,200	CrowdStrike Holdings Inc., Cl. A†	8,035,125	19,571,552
17,300	Intuit Inc.	7,047,857	10,873,050
334,600	Microsoft Corp.	10,400,494	141,033,900
59,200	Oracle Corp.	10,896,288	9,865,088
31,400	ServiceNow Inc.†	6,512,476	33,287,768
37,700	Spotify Technology SA†	7,235,173	16,866,226
		58,732,195	249,187,452
	CONSUMER DISCRETIONARY — 17.3%
452,000	Amazon.com Inc.†	9,205,216	99,164,280
300,000	Chipotle Mexican Grill Inc.†	9,942,062	18,090,000
18,000	Costco Wholesale Corp.	9,373,245	16,492,860
64,100	Netflix Inc.†	16,298,854	57,133,612
11,985	O’Reilly Automotive Inc.†	13,116,979	14,211,813
		57,936,356	205,092,565
	TECHNOLOGY - SEMICONDUCTORS — 13.7%
98,000	Broadcom Inc.	17,832,391	22,720,320
1,036,400	NVIDIA Corp.	5,093,933	139,178,156
		22,926,324	161,898,476
	TECHNOLOGY - COMPUTER SERVICES — 13.4%
330,000	Alphabet Inc., Cl. A	6,446,953	62,469,000
205,400	Alphabet Inc., Cl. C	4,865,243	39,116,376
98,100	Meta Platforms Inc., Cl. A	8,640,402	57,438,531
		19,952,598	159,023,907
	HEALTH CARE — 9.8%
227,800	Boston Scientific Corp.†	17,568,226	20,347,096
60,500	Eli Lilly & Co.	25,058,499	46,706,000
58,800	Intuitive Surgical Inc.†	13,910,965	30,691,248
52,000	Stryker Corp.	17,336,696	18,722,600
		73,874,386	116,466,944
	FINANCIALS — 9.0%
15,000	Arthur J. Gallagher & Co.	4,612,606	4,257,750
155,000	KKR & Co. Inc.	15,943,780	22,926,050
60,700	Mastercard Inc., Cl. A	2,991,792	31,962,799
31,900	Moody’s Corp.	13,306,769	15,100,503
102,100	Visa Inc., Cl. A	2,669,663	32,267,684
		39,524,610	106,514,786
	TECHNOLOGY - HARDWARE AND EQUIPMENT — 7.8%
289,400	Apple Inc.	3,481,151	72,471,548
35,000	Applied Materials Inc.	7,133,079	5,692,050
20,600	ASML Holding NV	6,721,469	14,277,448
		17,335,699	92,441,046
Shares		Cost	Market Value
	INDUSTRIALS — 6.4%
182,000	Carrier Global Corp.	$10,326,769	$12,423,320
67,000	Eaton Corp. plc	15,241,692	22,235,290
141,000	General Electric Co.	20,411,430	23,517,390
47,700	Trane Technologies plc	10,684,637	17,617,995
		56,664,528	75,793,995
	ENERGY — 1.5%
55,100	GE Vernova Inc.	7,893,642	18,124,043

	TOTAL COMMON STOCKS	354,840,338	1,184,543,214

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.2%
$2,863,000	U.S. Treasury Bills, 4.179% to 4.441%††, 02/06/25 to 03/27/25	2,843,704	2,844,383

	TOTAL INVESTMENTS — 100.1%	$357,684,042	1,187,387,597

	Other Assets and Liabilities (Net) — (0.1)%		(1,237,354)

	NET ASSETS — 100.0%		$1,186,150,243

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Assets and Liabilities

December 31, 2024

Assets:
Investments, at value (cost $357,684,042)	$1,187,387,597
Cash	44,820
Receivable for Fund shares sold	148,197
Dividends receivable	137,885
Prepaid expenses	57,074
Total Assets	1,187,775,573
Liabilities:
Payable for Fund shares redeemed	178,439
Payable for investment advisory fees	1,036,699
Payable for distribution fees	122,660
Payable for accounting fees	3,750
Payable for shareholder services fees	148,002
Other accrued expenses	135,780
Total Liabilities	1,625,330
Net Assets
(applicable to 10,450,255 shares outstanding)	$1,186,150,243

Net Assets Consist of:
Paid-in capital	$356,957,684
Total distributable earnings	829,192,559
Net Assets	$1,186,150,243

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($469,811,666 ÷ 4,230,328 shares outstanding)	$111.06
Class A:
Net Asset Value and redemption price per share ($21,658,990 ÷ 194,952 shares outstanding)	$111.10
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$117.88
Class C:
Net Asset Value and offering price per share ($17,203,990 ÷ 194,870 shares outstanding)	$88.28	(a)
Class I:
Net Asset Value, offering, and redemption price per share ($677,475,597 ÷ 5,830,105 shares outstanding)	$116.20

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Year Ended December 31, 2024

Investment Income:
Dividends (net of foreign withholding taxes of $27,033)	$4,266,141
Interest	1,163,317
Total Investment Income	5,429,458
Expenses:
Investment advisory fees	10,826,654
Distribution fees - Class AAA	1,500,227
Distribution fees - Class A	45,637
Distribution fees - Class C	123,356
Shareholder services fees	529,113
Shareholder communications expenses	135,783
Legal and audit fees	93,732
Registration expenses	76,277
Trustees’ fees	74,000
Accounting fees	45,000
Custodian fees	42,626
Interest expense	1,073
Miscellaneous expenses	65,727
Total Expenses	13,559,205
Net Investment Loss	(8,129,747)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	77,008,923
Net realized loss on foreign currency transactions	(150)
Net realized gain on investments and foreign currency transactions	77,008,773
Net change in unrealized appreciation/depreciation:
on investments	249,245,554
on foreign currency translations	42
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	249,245,596
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	326,254,369
Net Increase in Net Assets Resulting from Operations	$318,124,622

See accompanying notes to financial statements.

The Gabelli Growth Fund

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net investment loss	$(8,129,747)	$(6,018,863)
Net realized gain on investments and foreign currency transactions	77,008,773	13,343,616
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	249,245,596	282,119,598
Net Increase in Net Assets Resulting from Operations	318,124,622	289,444,351

Distributions to Shareholders:
Accumulated earnings
Class AAA	(28,083,381)	(11,090,849)
Class A	(1,278,313)	(224,781)
Class C	(1,017,323)	(85,861)
Class I	(40,225,464)	(3,383,855)
Total Distributions to Shareholders	(70,604,481)	(14,785,346)

Shares of Beneficial Interest Transactions:
Class AAA	(384,455,466)	(45,136,955)
Class A	4,059,182	156,144
Class C	9,889,308	1,074,731
Class I	409,407,431	15,120,561
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	38,900,455	(28,785,519)

Redemption Fees	5,371	114

Net Increase in Net Assets	286,425,967	245,873,600

Net Assets:
Beginning of year	899,724,276	653,850,676
End of year	$1,186,150,243	$899,724,276

See accompanying notes to financial statements.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Loss	Operating Expenses		Portfolio Turnover Rate
Class AAA
2024	$87.01	$(0.88)	$31.90	$31.02	$(6.97)	$—		$(6.97)	$0.00	$111.06	35.50%	$469,812	(0.85)%	1.35%		24%
2023	60.84	(0.61)	28.23	27.62	(1.45)	—		(1.45)	0.00	87.01	45.39	675,189	(0.81)	1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—		—	0.00	60.84	(39.04)	508,491	(0.86)	1.37	(c)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	—		(5.02)	0.00	99.81	22.48	919,152	(0.90)	1.34		45
2020	65.82	(0.45)	26.18	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.55	39.12	825,377	(0.60)	1.37		65
Class A
2024	$87.04	$(0.90)	$31.93	$31.03	$(6.97)	$—		$(6.97)	$0.00	$111.10	35.50%	$21,659	(0.85)%	1.35%		24%
2023	60.85	(0.61)	28.25	27.64	(1.45)	—		(1.45)	0.00	87.04	45.41	13,680	(0.81)	1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—		—	0.00	60.85	(39.05)	9,469	(0.87)	1.37	(c)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	—		(5.02)	0.00	99.83	22.47	18,700	(0.90)	1.34		45
2020	65.84	(0.47)	26.20	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.57	39.11	13,749	(0.62)	1.37		65
Class C
2024	$69.68	$(1.36)	$25.50	$24.14	$(5.54)	$—		$(5.54)	$0.00	$88.28	34.49%	$17,204	(1.59)%	2.10%		24%
2023	49.09	(0.95)	22.70	21.75	(1.16)	—		(1.16)	0.00	69.68	44.30	5,226	(1.56)	2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—		—	0.00	49.09	(39.50)	2,923	(1.61)	2.12	(c)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	—		(5.02)	0.00	81.14	21.55	5,358	(1.65)	2.09		45
2020	55.66	(0.87)	22.05	21.18	(6.00)	(0.00	)(b)	(6.00)	0.00	70.84	38.09	5,150	(1.37)	2.12		65
Class I
2024	$90.81	$(0.67)	$33.35	$32.68	$(7.29)	$—		$(7.29)	$0.00	$116.20	35.84%	$677,475	(0.59)%	1.10%		24%
2023	63.33	(0.44)	29.43	28.99	(1.51)	—		(1.51)	0.00	90.81	45.77	205,629	(0.56)	1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—		—	0.00	63.33	(38.91)	132,968	(0.61)	1.12	(c)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	—		(5.02)	0.00	103.66	22.77	220,590	(0.65)	1.09		45
2020	67.75	(0.28)	27.01	26.73	(6.00)	(0.00	)(b)	(6.00)	0.00	88.48	39.48	149,315	(0.35)	1.12		65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was no material impact on the expense ratios.

See accompanying notes to financial statements.

The Gabelli Growth Fund

Notes to Financial Statements

1. Organization. The Gabelli Growth Fund (the Fund) was organized on October 24, 1986 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is capital appreciation and its secondary goal is to produce current income. The Fund commenced investment operations on April 10, 1987.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Directors (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. The Board has designated the Adviser as the valuation designee under Rule 2a-5. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A  financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2024 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 12/31/24
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$1,184,543,214	—	$1,184,543,214
U.S. Government Obligations	—	$2,844,383	2,844,383
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,184,543,214	$2,844,383	$1,187,387,597

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the tax treatment of currency gains and losses and write-off of current year net operating loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2024, reclassifications were made to decrease paid-in capital by $3,556,185, with an offsetting adjustment to total distributable earnings.

The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Year ended December 31, 2024	Year ended December 31, 2023
Distributions paid from:
Net long term capital gains	$70,604,481	$14,785,346
Total distributions paid	$70,604,481	$14,785,346

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At December 31, 2024, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long term capital gains	$90,390
Net unrealized appreciation on investments and foreign currency translations	829,102,169
Total	$829,192,559

At December 31, 2024, the temporary difference between book basis and tax basis net unrealized appreciation on investments was due to the deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost of investments and the related net unrealized appreciation at December 31, 2024:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$358,285,429	$832,530,640	$(3,428,472)	$829,102,168

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of December 31, 2024, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2024, other than short term securities and U.S. Government obligations, aggregated $251,648,260 and $292,330,589, respectively.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2024, the Distributor retained a total of $23,710 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the year ended December 31, 2024, the Fund accrued $45,000 in accounting fees in the Statement of Operations.

The Fund pays retainer and per meeting fees to Trustees not affiliated with the Adviser, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

7. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit, which expires on February 26, 2025 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the Overnight Federal Funds Rate plus 135 basis points or the Overnight Bank Funding Rate plus 135 basis points in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the year ended December 31, 2024, there were no borrowings under the line of credit.

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

8. Shares of Beneficial Interest. The Fund offers four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA and Class I Shares are offered without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% contingent deferred sales charge for one year after purchase.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the years ended December 31, 2024 and 2023, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	129,570	$13,333,372	90,138	$6,853,810
Shares issued upon reinvestment of distributions	240,119	27,173,185	121,868	10,630,601
Shares redeemed	(3,899,489)	(424,962,023)	(810,308)	(62,621,366)
Net decrease	(3,529,800)	$(384,455,466)	(598,302)	$(45,136,955)
Class A
Shares sold	52,272	$5,541,048	34,619	$2,657,983
Shares issued upon reinvestment of distributions	10,785	1,220,941	2,435	212,464
Shares redeemed	(25,274)	(2,702,808)	(35,487)	(2,714,303)
Net increase	37,783	$4,059,181	1,567	$156,144
Class C
Shares sold	127,916	$10,442,285	26,185	$1,714,642
Shares issued upon reinvestment of distributions	11,257	1,012,777	1,215	84,931
Shares redeemed	(19,297)	(1,565,754)	(11,941)	(724,842)
Net increase	119,876	$9,889,308	15,459	$1,074,731
Class I
Shares sold	3,505,787	$401,088,066	309,177	$26,058,256
Shares issued upon reinvestment of distributions	315,875	37,402,761	34,099	3,104,706
Shares redeemed	(255,985)	(29,083,395)	(178,434)	(14,042,401)
Net increase	3,565,677	$409,407,432	164,842	$15,120,561

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

The Gabelli Growth Fund

Notes to Financial Statements (Continued)

10. Segment Reporting. In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. On February 26, 2025, the Fund renewed the unsecured and uncommitted line of credit, which expires on February 25, 2026 and may be renewed annually, of up to $150,000,000 under which it may borrow up to 10% of its net assets from the bank for temporary borrowing purposes.

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

The Gabelli Growth Fund

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of The Gabelli Growth Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The Gabelli Growth Fund (the “Fund”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024, and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 1, 2025

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

The Gabelli Growth Fund

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act,the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www. sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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The Gabelli Growth Fund

2024 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2024, the Fund paid to shareholders long term capital gains of $70,604,481, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. The percentage of U.S. Government securities held as of December 31, 2024 was 0.02%.

This designation is based on financial information available as of the date of this annual report and, accordingly, is subject to change. It is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

James P. Conn
Former Chief Investment Officer
Financial Security Assurance
Holdings Ltd.

John D. Gabelli
Former Senior Vice President,
G.research, LLC

Robert J. Morrissey
Partner,
Morrissey, Hawkins & Lynch

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

SS&C Global Investor and
Distribution Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of The Gabelli Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB406Q424AR

GABELLI
FUNDS

THE GABELLI GROWTH FUND

Annual Report
December 31, 2024

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

The Gabelli Growth Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended December 31	Net Asset Value, Beginning of Year	Net Investment Loss(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Realized Gain on Investments	Return of Capital		Total Distributions	Redemption Fees(a)(b)	Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Loss	Operating Expenses		Portfolio Turnover Rate
Class AAA
2024	$87.01	$(0.88)	$31.90	$31.02	$(6.97)	$—		$(6.97)	$0.00	$111.06	35.50%	$469,812	(0.85)%	1.35%		24%
2023	60.84	(0.61)	28.23	27.62	(1.45)	—		(1.45)	0.00	87.01	45.39	675,189	(0.81)	1.39		31
2022	99.81	(0.64)	(38.33)	(38.97)	—	—		—	0.00	60.84	(39.04)	508,491	(0.86)	1.37	(c)	34
2021	85.55	(0.84)	20.12	19.28	(5.02)	—		(5.02)	0.00	99.81	22.48	919,152	(0.90)	1.34		45
2020	65.82	(0.45)	26.18	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.55	39.12	825,377	(0.60)	1.37		65
Class A
2024	$87.04	$(0.90)	$31.93	$31.03	$(6.97)	$—		$(6.97)	$0.00	$111.10	35.50%	$21,659	(0.85)%	1.35%		24%
2023	60.85	(0.61)	28.25	27.64	(1.45)	—		(1.45)	0.00	87.04	45.41	13,680	(0.81)	1.39		31
2022	99.83	(0.64)	(38.34)	(38.98)	—	—		—	0.00	60.85	(39.05)	9,469	(0.87)	1.37	(c)	34
2021	85.57	(0.85)	20.13	19.28	(5.02)	—		(5.02)	0.00	99.83	22.47	18,700	(0.90)	1.34		45
2020	65.84	(0.47)	26.20	25.73	(6.00)	(0.00	)(b)	(6.00)	0.00	85.57	39.11	13,749	(0.62)	1.37		65
Class C
2024	$69.68	$(1.36)	$25.50	$24.14	$(5.54)	$—		$(5.54)	$0.00	$88.28	34.49%	$17,204	(1.59)%	2.10%		24%
2023	49.09	(0.95)	22.70	21.75	(1.16)	—		(1.16)	0.00	69.68	44.30	5,226	(1.56)	2.14		31
2022	81.14	(0.97)	(31.08)	(32.05)	—	—		—	0.00	49.09	(39.50)	2,923	(1.61)	2.12	(c)	34
2021	70.84	(1.27)	16.59	15.32	(5.02)	—		(5.02)	0.00	81.14	21.55	5,358	(1.65)	2.09		45
2020	55.66	(0.87)	22.05	21.18	(6.00)	(0.00	)(b)	(6.00)	0.00	70.84	38.09	5,150	(1.37)	2.12		65
Class I
2024	$90.81	$(0.67)	$33.35	$32.68	$(7.29)	$—		$(7.29)	$0.00	$116.20	35.84%	$677,475	(0.59)%	1.10%		24%
2023	63.33	(0.44)	29.43	28.99	(1.51)	—		(1.51)	0.00	90.81	45.77	205,629	(0.56)	1.14		31
2022	103.66	(0.47)	(39.86)	(40.33)	—	—		—	0.00	63.33	(38.91)	132,968	(0.61)	1.12	(c)	34
2021	88.48	(0.63)	20.83	20.20	(5.02)	—		(5.02)	0.00	103.66	22.77	220,590	(0.65)	1.09		45
2020	67.75	(0.28)	27.01	26.73	(6.00)	(0.00	)(b)	(6.00)	0.00	88.48	39.48	149,315	(0.35)	1.12		65

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.
(a)	Per share amounts have been calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2022 there was no material impact on the expense ratios.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

James P. Conn	$20,000
Robert Morrissey	$17,000
Anthonie C. van Ekris	$17,000
Salvatore J. Zizza	$20,000

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person. $0

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(3)(2)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Growth Fund

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 10, 2025

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 10, 2025

*	Print the name and title of each signing officer under his or her signature.